Statutory and other information	12 Months Ended
Dec. 31, 2018
Statutory and other information
Statutory and other information

31 Statutory and other information

	2018	2017	2016
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	3.8	3.0	–
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	9.4	5.7	–
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	–
Audit-related assurance services	0.8	0.4	–
Tax compliance services	0.1	–	–
Other assurance services	0.9	–	–
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.4	–	–
	17.4	11.1	–

$3.2m of fees payable in 2018 are in respect of the 2017 Group audit and audit of subsidiaries.

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2018	2017	2016
	$’000	$’000	$’000
Short-term employee benefits	32,523	28,274	23,725
Post-employment benefits	2,387	2,469	2,407
Share-based payments	23,605	16,452	20,377
	58,515	47,195	46,509

Total remuneration is included within employee costs (see Note 28).